INTERIM CONDENSED STATEMENTS OF CONSOLIDATED COMPREHENSIVE LOSS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Net loss for the period	€ (5,383)	€ (21,872)
Actuarial gains and losses on retirement benefit obligations (IAS 19)	0	0
Tax impact	0	0
Other comprehensive loss that will not be reclassified subsequently to income or loss	0	0
Currency translation adjustment	(26)	(2)
Tax impact	0	0
Other comprehensive loss that may be reclassified subsequently to loss	(26)	(2)
Total comprehensive loss	€ (5,409)	€ (21,874)